Inventories: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Inventories:
Purchased parts	$ 19,989	$ 25,454
Assembled parts	4,198	4,870
Work-in-process	6,994	7,516
Finished goods	6,360	7,385
Obsolescence provision	(515)	(279)
Inventories, net	37,026	44,946
Write-down to net realizable value of inventory	430	233
Cost of revenue related to product revenue	67,093	102,486	23,993
Cost of revenue related to parts revenue	$ 67,093	$ 102,486	$ 23,993